INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of investment securities [abstract]
Balances of investment securities

	Note	December 31, 2022		December 31, 2021

Investments in debt securities mandatorily at FVTPL	9.1	Ps.	1,378	Ps.	—
Investments in debt securities at FVOCI	9.2		22,461,805		37,493,866
Investments in debt securities at amortized cost	9.3		9,771,492		5,775,070
Investments in equity securities at FVOCI	9.4		1,476,732		1,406,135
		Ps.	33,711,407	Ps.	44,675,071

Loss impairment
Investments in debt securities at amortized cost	4.1.5	Ps.	(36,930)	Ps.	(10,698)
		Ps.	(36,930)	Ps.	(10,698)
Total investment securities net		Ps.	33,674,477	Ps.	44,664,373

Investments in debt securities at fair value through profit or loss

The following table includes investments on asset-backed securities mandatorily at FVTPL because the contractual cash flows of these securities are not SPPI on the principal outstanding.

	December 31, 2022		December 31, 2021

Others		1,378		—
Total investments in debt securities mandatorily at FVTPL	Ps.	1,378	Ps.	—

Investments in debt securities at fair value through OCI

The following table includes investments in debt securities at FVOCI as of December 31, 2022 and 2021:

December 31, 2022

Debt securities	Cost		Unrealized Gain		Unrealized Losses			Fair Value	ECL
Securities issued or secured by Colombian Government	Ps.	17,891,099	Ps.	15,293	Ps.	(2,353,520)	Ps.	15,552,872	Ps.	6,845
Securities issued or secured by other Colombian Government entities		885,106		28		(95,886)		789,248		1,059
Securities issued or secured by foreign Governments		3,734,594		17,215		(355,354)		3,396,455		1,210
Securities issued or secured by central banks		242,047		—		(47,949)		194,098		27
Securities issued or secured by other financial entities		1,718,512		304		(95,912)		1,622,904		2,316
Securities issued or secured by non-financial sector entities		57,252		—		(3,445)		53,807		257
Others		919,106		16,817		(83,502)		852,421		972
Total debt securities at FVOCI	Ps.	25,447,716	Ps.	49,657	Ps.	(3,035,568)	Ps.	22,461,805	Ps.	12,686

December 31, 2021

Debt securities		Cost		Unrealized Gain		Unrealized Losses		Fair Value	ECL
Securities issued or secured by Colombian Government	Ps.	17,139,726	Ps.	25,541	Ps.	(1,093,505)	Ps.	16,071,762	Ps.	7,224
Securities issued or secured by other Colombian Government entities		839,348		8,500		(24,934)		822,914		1,338
Securities issued or secured by foreign Governments		12,520,572		310,558		(98,466)		12,732,664		98,826
Securities issued or secured by central banks		1,874,510		1,199		(17,991)		1,857,718		4,763
Securities issued or secured by other financial entities		4,233,539		14,364		(42,979)		4,204,924		8,325
Securities issued or secured by non-financial sector entities		731,400		9,161		(2,851)		737,710		2,161
Others		1,064,479		20,325		(18,630)		1,066,174		1,341
Total debt securities at FVOCI	Ps.	38,403,574	Ps.	389,648	Ps.	(1,299,356)	Ps.	37,493,866	Ps.	123,978

Schedule of Tabular disclosure of amounts reclassified to profit or loss form OCI gross of taxes, related to investment debt securities FVOCI

	December 31, 2022		December 31, 2021
Redemptions or sales	Ps.	(135,465)	Ps.	294,112
ECL allowance		3,678		(13,675)
Total reclassified to profit or loss	Ps.	(131,787)	Ps.	280,437

Investments in debt securities at amortized cost

Debt securities	December 31, 2022		December 31, 2021
Securities issued or secured by Colombian Government	Ps.	2,299,618	Ps.	1,569,076
Securities issued or secured by other Colombian Government entities		4,509,839		3,696,298
Securities issued or secured by foreign Governments		33,453		27,866
Securities issued or secured by other financial entities		2,618,656		148,087
Securities issued or secured by non-financial sector entities		237,537		266,411
Others		72,389		67,332
Total debt securities at amortized cost	Ps.	9,771,492	Ps.	5,775,070

Summary of investments in debt securities at amortized cost by maturity dates

	December 31, 2022		December 31, 2021

Up to 1 month	Ps.	768,921	Ps.	808,501
More than 1 month and no more than 3 months		80,379		37,451
More than 3 months and no more than 1 year		6,032,434		4,556,665
More than 1 year and no more than 5 years		187,795		178,404
More than 5 years and no more than 10 years		155,215		166,690
More than 10 years		2,546,748		27,359
Total	Ps.	9,771,492	Ps.	5,775,070

Investment in debt at amortized cost securities pledged as collateral

	December 31,		December 31,
	2022		2021
Pledged as collateral in money market operations
Securities issued or secured by other Colombian Government entities	Ps.	118,536	Ps.	198,282
Securities issued or secured by other financial entities		25,449		42,805
Securities issued or secured by non-financial sector entities		236,212		21,900
	Ps.	380,197	Ps.	262,987
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by other Colombian Government entities	Ps.	999,561	Ps.	98,401
	Ps.	999,561	Ps.	98,401
	Ps.	1,379,758	Ps.	361,388

(*) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

Investments in equity securities at fair value through OCI

December 31, 2022
	Cost		Unrealized Gain		Unrealized Losses		Fair Value
In Colombian Pesos
Corporate stock	Ps.	1,109,648	Ps.	385,712	Ps.	(20,159)	Ps.	1,475,201
In foreign currency
Corporate stock		697		859		(25)		1,531
Total equity securities	Ps.	1,110,345	Ps.	386,571	Ps.	(20,184)	Ps.	1,476,732

December 31, 2021

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	Cost		Unrealized Gain		Unrealized Losses		Fair Value

In Colombian Pesos
Corporate Stock	Ps.	589,847	Ps.	811,938	Ps.	(9,052)	Ps.	1,392,733
In foreign currency
Corporate Stock		10,751		2,694		(43)		13,402
Total equity securities	Ps.	600,598	Ps.	814,632	Ps.	(9,095)	Ps.	1,406,135

Disclosure of equity securities at fair value through OCI

Entity (*)	December 31, 2022		December 31, 2021
Empresa de Energía de Bogotá S.A. E.S.P.	Ps.	799,928	Ps.	1,188,247
BAC Holding International Corp		519,964		—
Mineros S.A.		44,123		86,696
Port operating companies		36,010		22,887
Bolsa de Valores de Colombia S.A.		26,920		38,058
Others		49,787		70,247
Total	Ps.	1,476,732	Ps.	1,406,135

(*)    These investments in equity securities have been designated as FVOCI considering that they represent strategic investments for Grupo Aval and therefore, they are not expected to be sold in a foreseeable future.